Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Game Business [Member]
Acquisitions
Schedule of consideration of acquisitions
The consideration of acquisition of Game Business was allocated based on their fair value of the assets acquired and the liabilities assumed as follows:

	Amount	Amortization Period
	RMB in thousands
Net assets acquired	333,830
Intangible assets
—Non-compete clause	111,000	6 years
—Others	50,965	5 years
Deferred tax liabilities	(40,491)
Goodwill	344,696

Total	800,000

Amount
RMB in thousands
Cash consideration	800,000

Other acquisitions [Member]
Acquisitions
Schedule of consideration of acquisitions	The Group’s other acquisitions are summarized in the following table:

	For the Year Ended December 31,	Amortization Period
	2022
	Amount
	RMB in thousands
Net assets acquired	85,369
Intangible assets
—Brand	—	5 years
—Customer relationship	—	5 years
—Non-compete clause	9,000	6 years
—Others	61,000	1 to 10 years
Deferred tax liabilities	(17,500)
Goodwill	42,131

Total	180,000

For the Year Ended December 31,
2022
Amount
RMB in thousands
Cash consideration	150,000
Share consideration	—
Fair value of previously held equity interests	30,000

Total	180,000